Segment Reporting (Q2) (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting
Number of reportable segments | segment				1		1
Research and development
Total research and development expenses		$ 3,343	$ 5,814	$ 7,436	$ 13,551	$ 23,276	$ 40,179
General and administrative
Total general and administrative expenses		6,873	4,520	11,660	10,605	19,875	24,988
Impairment of long-lived assets					2,637	6,145	5,233
Net gain on lease terminations	$ (600)	(1,944)		(2,577)
Loss from operations		(8,272)	(10,334)	(16,519)	(26,793)	(49,296)	(70,400)
Other income (expense), net		451	949	1,139	2,003	3,774	5,633
Net loss		(7,821)	(9,385)	(15,380)	(24,790)	(45,522)	(64,767)
Genetic Medicines Segment
Research and development
Wages, benefits, and other payroll		1,830	1,302	3,288	4,891	7,462	12,265
Third-party costs		1,464	4,154	3,896	7,948	14,532	22,691
Share-based compensation		49	248	191	492	842	2,529
Depreciation and amortization			110	61	220	440	2,694
Total research and development expenses		3,343	5,814	7,436	13,551	23,276	40,179
General and administrative
Wages, benefits, and other payroll		2,312	1,798	4,203	4,588	7,784	9,255
Third-party costs		4,059	1,974	6,474	4,577	9,644	12,055
Share-based compensation		476	675	890	1,289	2,159	3,291
Depreciation and amortization		26	73	93	151	288	387
Total general and administrative expenses		6,873	4,520	11,660	10,605	19,875	24,988
Impairment of long-lived assets					2,637	6,145	5,233
Net gain on lease terminations		(1,944)		(2,577)
Loss from operations		(8,272)	(10,334)	(16,519)	(26,793)	(49,296)	(70,400)
Other income (expense), net		451	949	1,139	2,003	3,774	5,633
Net loss		$ (7,821)	$ (9,385)	$ (15,380)	$ (24,790)	$ (45,522)	$ (64,767)